Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000196754
Shareholder Report [Line Items]
Fund Name	Affinity World Leaders Equity ETF
Trading Symbol	WLDR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Affinity World Leaders Equity ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/affinity-world-leaders-equity-etf/?cb=2101. You can also request this information by contacting us at 1-866-866-4848.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://regentsparkfunds.com/our-funds/affinity-world-leaders-equity-etf/?cb=2101
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Affinity World Leaders Equity ETF	$33	0.67%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (January 16, 2018)
Affinity World Leaders Equity ETF - NAV	0.10%	10.63%	15.20%	6.72%
FTSE StarMine Affinity World Leaders Total Return Index	1.21%	12.57%	16.92%	8.12%
MSCI World Index	0.93%	12.16%	13.95%	9.08%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jan. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 30,614,049
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 1,815
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,614,049
Number of Portfolio Holdings	109
Advisory Fee (net of waivers)	$1,815
Portfolio Turnover	49%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Real Estate	1.7%
Utilities	2.5%
Materials	3.2%
Energy	3.6%
Consumer Staples	6.2%
Industrials	9.3%
Health Care	10.2%
Communications	11.5%
Consumer Discretionary	12.5%
Financials	13.5%
Technology	24.6%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Seagate Technology Holdings PLC	4.0%
Cisco Systems, Inc.	3.6%
Jabil, Inc.	3.5%
Corning, Inc.	3.4%
Carvana Company	2.9%
Tapestry, Inc.	2.8%
AppLovin Corporation, Class A	2.0%
Pfizer, Inc.	2.0%
Twilio, Inc., Class A	1.9%
Zoom Video Communications, Inc.	1.9%